Summary of Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Deferred Financing Costs - Gross	$ 20,623	$ 19,212
Accumulated Amortization	(6,580)	(4,564)
Deferred Financing Costs - Net	$ 14,043	$ 14,648